Shareholder Report	12 Months Ended	22 Months Ended	110 Months Ended
	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Puritan Trust
Entity Central Index Key	0000081205
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity Value Discovery K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery K6 Fund
Class Name	Fidelity® Value Discovery K6 Fund
Trading Symbol	FDVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery K6 Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery K6 Fund	$ 52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within the financials sector. Stock selection in health care and communication services also boosted relative performance.
•The top individual relative contributor was an overweight in Alphabet (+82%), the fund's largest holding this period. A stake in Cisco Systems (+76%) also helped. Although we decreased our position in the stock, the company was one of our biggest holdings this period. Another notable relative contributor was an overweight in Ross Stores (+85%). This period we reduced exposure to the firm.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an underweight in information technology, followed by security selection and an overweight in consumer staples. An overweight in financials, primarily within the insurance industry, also hurt.
•The biggest individual relative detractor this period was avoiding Sandisk, a strong-performing benchmark component. Positions in Advanced Micro Devices (-12%) and Applied Materials (+11%) also hurt.
•Notable changes in positioning include higher allocations to the information technology and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through July 31, 2026. Initial investment of $10,000. Fidelity® Value Discovery K6 Fund $10,000 $10,380 $11,063 $11,393 $10,960 $15,655 $15,750 $16,716 $18,430 $19,349 Russell 3000® Value Index $10,000 $10,261 $11,278 $11,755 $10,971 $15,438 $15,184 $16,403 $18,830 $20,356 Russell 3000® Index $10,000 $10,263 $11,945 $12,787 $14,185 $19,678 $18,231 $20,538 $24,866 $28,766 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Value Discovery K6 Fund 31.55% 10.21% 10.70% Russell 3000® Value Index 31.61% 11.66% 11.32% Russell 3000® Index 19.60% 11.82% 14.39% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 116,638,183	$ 116,638,183	$ 116,638,183	$ 116,638,183
Holdings Count | shares	121	121	121	121
Advisory Fees Paid, Amount	$ 660,063
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$116,638,183
Number of Holdings	121
Total Advisory Fee	$660,063
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.6 Health Care 15.1 Information Technology 14.7 Consumer Discretionary 12.6 Industrials 10.2 Consumer Staples 8.7 Energy 7.8 Communication Services 4.2 Materials 3.7 Utilities 1.7 Real Estate 0.8 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.3 United Kingdom 4.0 Canada 1.8 Taiwan 0.5 Switzerland 0.5 Ireland 0.5 Germany 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 United Kingdom - 4.0 Canada - 1.8 Taiwan - 0.5 Switzerland - 0.5 Ireland - 0.5 Germany - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.5 Microsoft Corp 5.3 Apple Inc 4.4 ExxonMobil Holdings Corp 3.3 Bank of America Corp 2.8 Merck & Co Inc 2.3 Travelers Companies Inc/The 2.1 Chubb Ltd 1.9 Shell PLC ADR 1.9 Keurig Dr Pepper Inc 1.9 33.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Value Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Value Discovery Fund
Trading Symbol	FVDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery Fund	$ 52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, sector positioning was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially an underweight in information technology, where a smaller-than-benchmark allocation to the semiconductors & semiconductor equipment industry hurt most. Stock picks and an overweight in consumer staples also hampered the fund's result, as did an overweight in financials, primarily within the insurance industry. Lastly, the fund's position in cash detracted.
•Not owning Sandisk, a strong-performing benchmark component was the biggest individual relative detractor, followed by stakes in Advanced Micro Devices (-12%) and Applied Materials (+10%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials. Picks in health care and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+79%), the fund's largest holding this period. A stake in Cisco Systems (+74%) helped as well. This period we decreased our position in the stock, though it was among the fund's largest holdings this period. A position in Boston Scientific (+6%) also contributed. This was a stake we established this period.
•Notable changes in positioning include increased exposure to the information technology and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Value Discovery Fund $10,000 $11,770 $12,499 $12,856 $12,401 $17,689 $17,652 $18,681 $20,548 $21,594 $28,314 Russell 3000® Value Index $10,000 $11,417 $12,549 $13,079 $12,207 $17,177 $16,894 $18,250 $20,950 $22,649 $29,809 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Value Discovery Fund 31.12% 9.86% 10.97% Russell 3000® Value Index 31.61% 11.66% 11.54% Russell 3000® Index 19.60% 11.82% 14.56% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222
Holdings Count | shares	122	122	122	122
Advisory Fees Paid, Amount	$ 15,838,323
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,165,737,222
Number of Holdings	122
Total Advisory Fee	$15,838,323
Portfolio Turnover	92%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.6 Health Care 15.1 Information Technology 14.7 Consumer Discretionary 12.5 Industrials 10.2 Consumer Staples 8.7 Energy 7.9 Communication Services 4.2 Materials 3.8 Utilities 1.6 Real Estate 0.8 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.3 United Kingdom 4.0 Canada 1.8 Taiwan 0.5 Switzerland 0.5 Ireland 0.5 Germany 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 United Kingdom - 4.0 Canada - 1.8 Taiwan - 0.5 Switzerland - 0.5 Ireland - 0.5 Germany - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.5 Microsoft Corp 5.4 Apple Inc 4.4 ExxonMobil Holdings Corp 3.4 Bank of America Corp 2.7 Merck & Co Inc 2.3 Travelers Companies Inc/The 2.1 Chubb Ltd 1.9 Keurig Dr Pepper Inc 1.9 Shell PLC ADR 1.9 33.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity Advisor® Equity Value Fund merged into Fidelity® Value Discovery Fund on September 19, 2025.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Value Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Value Discovery Fund Class K
Trading Symbol	FVDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 44	0.38%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, sector positioning was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially an underweight in information technology, where a smaller-than-benchmark allocation to the semiconductors & semiconductor equipment industry hurt most. Stock picks and an overweight in consumer staples also hampered the fund's result, as did an overweight in financials, primarily within the insurance industry. Lastly, the fund's position in cash detracted.
•Not owning Sandisk, a strong-performing benchmark component was the biggest individual relative detractor, followed by stakes in Advanced Micro Devices (-12%) and Applied Materials (+10%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials. Picks in health care and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+79%), the fund's largest holding this period. A stake in Cisco Systems (+74%) helped as well. This period we decreased our position in the stock, though it was among the fund's largest holdings this period. A position in Boston Scientific (+6%) also contributed. This was a stake we established this period.
•Notable changes in positioning include increased exposure to the information technology and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class K $10,000 $11,782 $12,528 $12,895 $12,457 $17,783 $17,763 $18,815 $20,715 $21,785 $28,586 Russell 3000® Value Index $10,000 $11,417 $12,549 $13,079 $12,207 $17,177 $16,894 $18,250 $20,950 $22,649 $29,809 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 31.22% 9.96% 11.07% Russell 3000® Value Index 31.61% 11.66% 11.54% Russell 3000® Index 19.60% 11.82% 14.56% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222
Holdings Count | shares	122	122	122	122
Advisory Fees Paid, Amount	$ 15,838,323
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,165,737,222
Number of Holdings	122
Total Advisory Fee	$15,838,323
Portfolio Turnover	92%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.6 Health Care 15.1 Information Technology 14.7 Consumer Discretionary 12.5 Industrials 10.2 Consumer Staples 8.7 Energy 7.9 Communication Services 4.2 Materials 3.8 Utilities 1.6 Real Estate 0.8 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.3 United Kingdom 4.0 Canada 1.8 Taiwan 0.5 Switzerland 0.5 Ireland 0.5 Germany 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 United Kingdom - 4.0 Canada - 1.8 Taiwan - 0.5 Switzerland - 0.5 Ireland - 0.5 Germany - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.5 Microsoft Corp 5.4 Apple Inc 4.4 ExxonMobil Holdings Corp 3.4 Bank of America Corp 2.7 Merck & Co Inc 2.3 Travelers Companies Inc/The 2.1 Chubb Ltd 1.9 Keurig Dr Pepper Inc 1.9 Shell PLC ADR 1.9 33.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Performance adjustment fee	Fidelity Advisor® Equity Value Fund merged into Fidelity® Value Discovery Fund on September 19, 2025.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Performance adjustment fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Intrinsic Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Intrinsic Opportunities Fund
Class Name	Fidelity® Series Intrinsic Opportunities Fund
Trading Symbol	FDMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Intrinsic Opportunities Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Intrinsic Opportunities Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® and Russell 2000® Linked Index for the fiscal year, led by industrials. Stock selection and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also hurting our result was stock picking in energy.
•The biggest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained 574%. A non-benchmark stake in Vontier returned approximately -22% and was the second-largest relative detractor. A non-benchmark stake in Amdocs returned -33% and also notably hurt.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in consumer discretionary. Security selection in information technology, primarily within the semiconductors & semiconductor equipment industry, also boosted relative performance. Also helping our relative result were picks and an underweight in utilities.
•The fund's stake in Micron Technology gained 603% and was the top individual relative contributor. This period we decreased our investment in Micron Technology. The second-largest relative contributor was our stake in Dell Technologies (+201%). This period we decreased our investment in Dell Technologies. A stake in MKS gained roughly 211% and notably helped. This period we decreased our investment in MKS. All these contributors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Series Intrinsic Opportunities Fund $10,000 $11,869 $13,510 $12,817 $12,575 $19,263 $19,297 $21,923 $26,354 $27,140 $33,645 Russell 3000® and Russell 2000® Linked Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,109 $26,403 $26,256 $35,232 Russell 2000® Index $10,000 $11,845 $14,064 $13,443 $12,826 $19,491 $16,705 $18,027 $20,596 $20,481 $27,483 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Intrinsic Opportunities Fund 23.97% 11.80% 12.90% Russell 3000® and Russell 2000® Linked Index 34.18% 9.61% 13.42% Russell 2000® Index 34.18% 7.11% 10.64% Russell 3000® Index 19.60% 11.82% 14.56% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,752,610,250	$ 2,752,610,250	$ 2,752,610,250	$ 2,752,610,250
Holdings Count | shares	249	249	249	249
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$2,752,610,250
Number of Holdings	249
Total Advisory Fee	$0
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.4 Industrials 18.7 Consumer Discretionary 11.6 Health Care 10.7 Information Technology 8.5 Consumer Staples 7.2 Energy 5.8 Materials 5.3 Real Estate 2.5 Utilities 1.3 Communication Services 0.3 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 89.8 Japan 2.2 United Kingdom 1.8 France 1.1 Spain 0.7 Canada 0.7 Switzerland 0.6 Greece 0.5 Austria 0.4 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Japan - 2.2 United Kingdom - 1.8 France - 1.1 Spain - 0.7 Canada - 0.7 Switzerland - 0.6 Greece - 0.5 Austria - 0.4 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Performance Food Group Co 1.5 Wells Fargo & Co 1.4 State Street Corp 1.4 TD SYNNEX Corp 1.3 Stifel Financial Corp 1.2 PG&E Corp 1.1 Elanco Animal Health Inc 1.1 Labcorp Holdings Inc 1.1 Silgan Holdings Inc 1.1 Ovintiv Inc 1.0 12.2
Fidelity Low-Priced Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock K6 Fund
Class Name	Fidelity® Low-Priced Stock K6 Fund
Trading Symbol	FLKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock K6 Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock K6 Fund	$ 56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000® Index for the fiscal year, led by industrials. Also hurting our result were stock selection and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and security selection and an overweight in consumer staples.
•The largest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained 574%. The second-largest relative detractor was our non-benchmark stake in Amdocs (-36%). The stock was not held at period end. Not owning Credo Technology Group, a benchmark component that gained roughly 113%, was another notable relative detractor.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also boosted relative performance. Also lifting the fund's relative result were stock selection and an underweight in utilities.
•The fund's stake in Samsung Electronics gained roughly 266% and was the top individual relative contributor. This period we decreased our investment in Samsung Electronics. A stake in Micron Technology gained approximately 607% and was the second-largest relative contributor. This period we decreased our investment in Micron Technology. Another notable relative contributor was our stake in Seagate Technology Holdings (+439%). This period we decreased our investment in Seagate Technology Holdings. All these contributors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 26, 2017 through July 31, 2026. Initial investment of $10,000. Fidelity® Low-Priced Stock K6 Fund $10,000 $10,230 $11,594 $11,510 $11,425 $16,659 $16,065 $17,870 $21,160 $21,879 Russell 2000® Index $10,000 $10,334 $12,270 $11,728 $11,190 $17,005 $14,574 $15,727 $17,968 $17,869 Russell 3000® Index $10,000 $10,260 $11,942 $12,784 $14,181 $19,672 $18,226 $20,532 $24,859 $28,757 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Low-Priced Stock K6 Fund 23.27% 10.12% 11.40% Russell 2000® Index 34.18% 7.11% 9.99% Russell 3000® Index 19.60% 11.82% 14.39% A From May 26, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 26, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,583,258,433	$ 4,583,258,433	$ 4,583,258,433	$ 4,583,258,433
Holdings Count | shares	548	548	548	548
Advisory Fees Paid, Amount	$ 21,249,573
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,583,258,433
Number of Holdings	548
Total Advisory Fee	$21,249,573
Portfolio Turnover	29%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 17.9 Consumer Discretionary 12.8 Health Care 11.1 Information Technology 10.1 Consumer Staples 8.1 Energy 6.8 Materials 4.8 Real Estate 1.7 Utilities 1.4 Communication Services 0.4 Common Stocks 96.4 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 66.9 Japan 7.6 United Kingdom 6.6 France 2.8 Canada 2.4 Korea (South) 1.6 Netherlands 1.5 Taiwan 1.5 China 1.3 Others 7.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 66.9 Japan - 7.6 United Kingdom - 6.6 France - 2.8 Canada - 2.4 Korea (South) - 1.6 Netherlands - 1.5 Taiwan - 1.5 China - 1.3 Others - 7.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.4 TotalEnergies SE (United States) 1.3 PG&E Corp 1.2 State Street Corp 1.0 Ovintiv Inc 1.0 Performance Food Group Co 0.9 Labcorp Holdings Inc 0.9 TD SYNNEX Corp 0.9 ICON PLC 0.8 Primo Brands Corp Class A 0.8 10.2
Fidelity Low-Priced Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity® Low-Priced Stock Fund
Trading Symbol	FLPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock Fund	$ 66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000® Index for the fiscal year, led by industrials. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and stock picking and an overweight in consumer staples.
•The biggest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained 574%. A non-benchmark stake in Amdocs returned -36% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained about 113%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also boosted the fund's relative performance. Also contributing to our result were picks and an underweight in utilities.
•The fund's stake in Samsung Electronics gained 266% and was the top individual relative contributor. This period we decreased our position in Samsung Electronics. A second notable relative contributor was our stake in Micron Technology (+630%). This period we decreased our position in Micron Technology. Another notable relative contributor was our stake in Seagate Technology Holdings (+438%). This period we decreased our position in Seagate Technology Holdings. All these contributors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Low-Priced Stock Fund $10,000 $11,517 $12,907 $12,752 $12,691 $18,507 $17,737 $19,650 $23,225 $23,936 $29,477 Russell 2000® Index $10,000 $11,845 $14,064 $13,443 $12,826 $19,491 $16,705 $18,027 $20,596 $20,481 $27,483 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Low-Priced Stock Fund 23.15% 9.76% 11.42% Russell 2000® Index 34.18% 7.11% 10.64% Russell 3000® Index 19.60% 11.82% 14.56% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686
Holdings Count | shares	549	549	549	549
Advisory Fees Paid, Amount	$ 136,288,491
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$24,832,361,686
Number of Holdings	549
Total Advisory Fee	$136,288,491
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 18.7 Consumer Discretionary 12.4 Health Care 11.1 Information Technology 10.0 Consumer Staples 8.2 Energy 6.7 Materials 4.9 Real Estate 1.8 Utilities 1.3 Communication Services 0.4 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 65.9 Japan 8.2 United Kingdom 6.5 France 2.7 Canada 2.4 Korea (South) 1.9 Netherlands 1.7 Taiwan 1.4 China 1.4 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.9 Japan - 8.2 United Kingdom - 6.5 France - 2.7 Canada - 2.4 Korea (South) - 1.9 Netherlands - 1.7 Taiwan - 1.4 China - 1.4 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.4 TotalEnergies SE (United States) 1.3 PG&E Corp 1.1 State Street Corp 1.0 Aalberts NV 1.0 Performance Food Group Co 0.9 Ovintiv Inc 0.9 Labcorp Holdings Inc 0.9 TD SYNNEX Corp 0.9 Primo Brands Corp Class A 0.8 10.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Low-Priced Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity® Low-Priced Stock Fund Class K
Trading Symbol	FLPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 59	0.53%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000® Index for the fiscal year, led by industrials. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and stock picking and an overweight in consumer staples.
•The biggest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained 574%. A non-benchmark stake in Amdocs returned -36% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained about 113%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also boosted the fund's relative performance. Also contributing to our result were picks and an underweight in utilities.
•The fund's stake in Samsung Electronics gained 266% and was the top individual relative contributor. This period we decreased our position in Samsung Electronics. A second notable relative contributor was our stake in Micron Technology (+630%). This period we decreased our position in Micron Technology. Another notable relative contributor was our stake in Seagate Technology Holdings (+438%). This period we decreased our position in Seagate Technology Holdings. All these contributors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Class K $10,000 $11,527 $12,930 $12,788 $12,735 $18,586 $17,830 $19,767 $23,385 $24,118 $29,719 Russell 2000® Index $10,000 $11,845 $14,064 $13,443 $12,826 $19,491 $16,705 $18,027 $20,596 $20,481 $27,483 Russell 3000® Index $10,000 $11,614 $13,517 $14,470 $16,052 $22,268 $20,631 $23,240 $28,138 $32,551 $38,932 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 23.22% 9.84% 11.51% Russell 2000® Index 34.18% 7.11% 10.64% Russell 3000® Index 19.60% 11.82% 14.56% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686
Holdings Count | shares	549	549	549	549
Advisory Fees Paid, Amount	$ 136,288,491
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$24,832,361,686
Number of Holdings	549
Total Advisory Fee	$136,288,491
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 18.7 Consumer Discretionary 12.4 Health Care 11.1 Information Technology 10.0 Consumer Staples 8.2 Energy 6.7 Materials 4.9 Real Estate 1.8 Utilities 1.3 Communication Services 0.4 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 65.9 Japan 8.2 United Kingdom 6.5 France 2.7 Canada 2.4 Korea (South) 1.9 Netherlands 1.7 Taiwan 1.4 China 1.4 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.9 Japan - 8.2 United Kingdom - 6.5 France - 2.7 Canada - 2.4 Korea (South) - 1.9 Netherlands - 1.7 Taiwan - 1.4 China - 1.4 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.4 TotalEnergies SE (United States) 1.3 PG&E Corp 1.1 State Street Corp 1.0 Aalberts NV 1.0 Performance Food Group Co 0.9 Ovintiv Inc 0.9 Labcorp Holdings Inc 0.9 TD SYNNEX Corp 0.9 Primo Brands Corp Class A 0.8 10.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Low-Priced Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class A
Trading Symbol	FLPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000® Index for the fiscal year, led by industrials. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and stock picking and an overweight in consumer staples.
•The biggest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained 574%. A non-benchmark stake in Amdocs returned -36% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained about 113%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also boosted the fund's relative performance. Also contributing to our result were picks and an underweight in utilities.
•The fund's stake in Samsung Electronics gained 266% and was the top individual relative contributor. This period we decreased our position in Samsung Electronics. A second notable relative contributor was our stake in Micron Technology (+630%). This period we decreased our position in Micron Technology. Another notable relative contributor was our stake in Seagate Technology Holdings (+438%). This period we decreased our position in Seagate Technology Holdings. All these contributors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,795 $12,026 Russell 2000® Index $10,000 $10,184 $13,665 Russell 3000® Index $10,000 $11,120 $13,300 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 15.72% 10.73% Class A (without 5.75% sales charge) 22.78% 14.41% Russell 2000® Index 34.18% 18.82% Russell 3000® Index 19.60% 17.05% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686
Holdings Count | shares	549	549	549	549
Advisory Fees Paid, Amount	$ 136,288,491
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$24,832,361,686
Number of Holdings	549
Total Advisory Fee	$136,288,491
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 18.7 Consumer Discretionary 12.4 Health Care 11.1 Information Technology 10.0 Consumer Staples 8.2 Energy 6.7 Materials 4.9 Real Estate 1.8 Utilities 1.3 Communication Services 0.4 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 65.9 Japan 8.2 United Kingdom 6.5 France 2.7 Canada 2.4 Korea (South) 1.9 Netherlands 1.7 Taiwan 1.4 China 1.4 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.9 Japan - 8.2 United Kingdom - 6.5 France - 2.7 Canada - 2.4 Korea (South) - 1.9 Netherlands - 1.7 Taiwan - 1.4 China - 1.4 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.4 TotalEnergies SE (United States) 1.3 PG&E Corp 1.1 State Street Corp 1.0 Aalberts NV 1.0 Performance Food Group Co 0.9 Ovintiv Inc 0.9 Labcorp Holdings Inc 0.9 TD SYNNEX Corp 0.9 Primo Brands Corp Class A 0.8 10.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Low-Priced Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class M
Trading Symbol	FLPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 126	1.13%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000® Index for the fiscal year, led by industrials. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and stock picking and an overweight in consumer staples.
•The biggest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained 574%. A non-benchmark stake in Amdocs returned -36% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained about 113%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also boosted the fund's relative performance. Also contributing to our result were picks and an underweight in utilities.
•The fund's stake in Samsung Electronics gained 266% and was the top individual relative contributor. This period we decreased our position in Samsung Electronics. A second notable relative contributor was our stake in Micron Technology (+630%). This period we decreased our position in Micron Technology. Another notable relative contributor was our stake in Seagate Technology Holdings (+438%). This period we decreased our position in Seagate Technology Holdings. All these contributors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,007 $12,259 Russell 2000® Index $10,000 $10,184 $13,665 Russell 3000® Index $10,000 $11,120 $13,300 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 18.21% 11.90% Class M (without 3.50% sales charge) 22.50% 14.12% Russell 2000® Index 34.18% 18.82% Russell 3000® Index 19.60% 17.05% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686
Holdings Count | shares	549	549	549	549
Advisory Fees Paid, Amount	$ 136,288,491
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$24,832,361,686
Number of Holdings	549
Total Advisory Fee	$136,288,491
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 18.7 Consumer Discretionary 12.4 Health Care 11.1 Information Technology 10.0 Consumer Staples 8.2 Energy 6.7 Materials 4.9 Real Estate 1.8 Utilities 1.3 Communication Services 0.4 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 65.9 Japan 8.2 United Kingdom 6.5 France 2.7 Canada 2.4 Korea (South) 1.9 Netherlands 1.7 Taiwan 1.4 China 1.4 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.9 Japan - 8.2 United Kingdom - 6.5 France - 2.7 Canada - 2.4 Korea (South) - 1.9 Netherlands - 1.7 Taiwan - 1.4 China - 1.4 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.4 TotalEnergies SE (United States) 1.3 PG&E Corp 1.1 State Street Corp 1.0 Aalberts NV 1.0 Performance Food Group Co 0.9 Ovintiv Inc 0.9 Labcorp Holdings Inc 0.9 TD SYNNEX Corp 0.9 Primo Brands Corp Class A 0.8 10.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Low-Priced Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class C
Trading Symbol	FLPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 178	1.60%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000® Index for the fiscal year, led by industrials. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and stock picking and an overweight in consumer staples.
•The biggest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained 574%. A non-benchmark stake in Amdocs returned -36% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained about 113%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also boosted the fund's relative performance. Also contributing to our result were picks and an underweight in utilities.
•The fund's stake in Samsung Electronics gained 266% and was the top individual relative contributor. This period we decreased our position in Samsung Electronics. A second notable relative contributor was our stake in Micron Technology (+630%). This period we decreased our position in Micron Technology. Another notable relative contributor was our stake in Seagate Technology Holdings (+438%). This period we decreased our position in Seagate Technology Holdings. All these contributors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000. Class C $10,000 $10,329 $12,587 Russell 2000® Index $10,000 $10,184 $13,665 Russell 3000® Index $10,000 $11,120 $13,300 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 20.86% 13.55% Class C 21.86% 13.55% Russell 2000® Index 34.18% 18.82% Russell 3000® Index 19.60% 17.05% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686
Holdings Count | shares	549	549	549	549
Advisory Fees Paid, Amount	$ 136,288,491
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$24,832,361,686
Number of Holdings	549
Total Advisory Fee	$136,288,491
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 18.7 Consumer Discretionary 12.4 Health Care 11.1 Information Technology 10.0 Consumer Staples 8.2 Energy 6.7 Materials 4.9 Real Estate 1.8 Utilities 1.3 Communication Services 0.4 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 65.9 Japan 8.2 United Kingdom 6.5 France 2.7 Canada 2.4 Korea (South) 1.9 Netherlands 1.7 Taiwan 1.4 China 1.4 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.9 Japan - 8.2 United Kingdom - 6.5 France - 2.7 Canada - 2.4 Korea (South) - 1.9 Netherlands - 1.7 Taiwan - 1.4 China - 1.4 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.4 TotalEnergies SE (United States) 1.3 PG&E Corp 1.1 State Street Corp 1.0 Aalberts NV 1.0 Performance Food Group Co 0.9 Ovintiv Inc 0.9 Labcorp Holdings Inc 0.9 TD SYNNEX Corp 0.9 Primo Brands Corp Class A 0.8 10.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Low-Priced Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class I
Trading Symbol	FLPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000® Index for the fiscal year, led by industrials. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and stock picking and an overweight in consumer staples.
•The biggest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained 574%. A non-benchmark stake in Amdocs returned -36% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained about 113%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also boosted the fund's relative performance. Also contributing to our result were picks and an underweight in utilities.
•The fund's stake in Samsung Electronics gained 266% and was the top individual relative contributor. This period we decreased our position in Samsung Electronics. A second notable relative contributor was our stake in Micron Technology (+630%). This period we decreased our position in Micron Technology. Another notable relative contributor was our stake in Seagate Technology Holdings (+438%). This period we decreased our position in Seagate Technology Holdings. All these contributors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $10,412 $12,818 Russell 2000® Index $10,000 $10,184 $13,665 Russell 3000® Index $10,000 $11,120 $13,300 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 23.10% 14.69% Russell 2000® Index 34.18% 18.82% Russell 3000® Index 19.60% 17.05% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686
Holdings Count | shares	549	549	549	549
Advisory Fees Paid, Amount	$ 136,288,491
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$24,832,361,686
Number of Holdings	549
Total Advisory Fee	$136,288,491
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 18.7 Consumer Discretionary 12.4 Health Care 11.1 Information Technology 10.0 Consumer Staples 8.2 Energy 6.7 Materials 4.9 Real Estate 1.8 Utilities 1.3 Communication Services 0.4 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 65.9 Japan 8.2 United Kingdom 6.5 France 2.7 Canada 2.4 Korea (South) 1.9 Netherlands 1.7 Taiwan 1.4 China 1.4 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.9 Japan - 8.2 United Kingdom - 6.5 France - 2.7 Canada - 2.4 Korea (South) - 1.9 Netherlands - 1.7 Taiwan - 1.4 China - 1.4 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.4 TotalEnergies SE (United States) 1.3 PG&E Corp 1.1 State Street Corp 1.0 Aalberts NV 1.0 Performance Food Group Co 0.9 Ovintiv Inc 0.9 Labcorp Holdings Inc 0.9 TD SYNNEX Corp 0.9 Primo Brands Corp Class A 0.8 10.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Low-Priced Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class Z
Trading Symbol	FLPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 57	0.51%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000® Index for the fiscal year, led by industrials. Also hurting our result were stock picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and stock picking and an overweight in consumer staples.
•The biggest individual relative detractor this period was avoiding Bloom Energy, a benchmark component that gained 574%. A non-benchmark stake in Amdocs returned -36% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor this period was avoiding Credo Technology Group, a benchmark component that gained about 113%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in information technology, primarily within the semiconductors & semiconductor equipment industry. An overweight in energy also boosted the fund's relative performance. Also contributing to our result were picks and an underweight in utilities.
•The fund's stake in Samsung Electronics gained 266% and was the top individual relative contributor. This period we decreased our position in Samsung Electronics. A second notable relative contributor was our stake in Micron Technology (+630%). This period we decreased our position in Micron Technology. Another notable relative contributor was our stake in Seagate Technology Holdings (+438%). This period we decreased our position in Seagate Technology Holdings. All these contributors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the health care sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,424 $12,846 Russell 2000® Index $10,000 $10,184 $13,665 Russell 3000® Index $10,000 $11,120 $13,300 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 23.24% 14.83% Russell 2000® Index 34.18% 18.82% Russell 3000® Index 19.60% 17.05% A From October 8, 2024 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686	$ 24,832,361,686
Holdings Count | shares	549	549	549	549
Advisory Fees Paid, Amount	$ 136,288,491
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$24,832,361,686
Number of Holdings	549
Total Advisory Fee	$136,288,491
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.3 Industrials 18.7 Consumer Discretionary 12.4 Health Care 11.1 Information Technology 10.0 Consumer Staples 8.2 Energy 6.7 Materials 4.9 Real Estate 1.8 Utilities 1.3 Communication Services 0.4 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 65.9 Japan 8.2 United Kingdom 6.5 France 2.7 Canada 2.4 Korea (South) 1.9 Netherlands 1.7 Taiwan 1.4 China 1.4 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 65.9 Japan - 8.2 United Kingdom - 6.5 France - 2.7 Canada - 2.4 Korea (South) - 1.9 Netherlands - 1.7 Taiwan - 1.4 China - 1.4 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.4 TotalEnergies SE (United States) 1.3 PG&E Corp 1.1 State Street Corp 1.0 Aalberts NV 1.0 Performance Food Group Co 0.9 Ovintiv Inc 0.9 Labcorp Holdings Inc 0.9 TD SYNNEX Corp 0.9 Primo Brands Corp Class A 0.8 10.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Discovery Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Advisor Value Discovery Fund Class A
Trading Symbol	FVDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AA	$ 75	0.75%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, sector positioning was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially an underweight in information technology, where a smaller-than-benchmark allocation to the semiconductors & semiconductor equipment industry hurt most. Stock picks and an overweight in consumer staples also hampered the fund's result, as did an overweight in financials, primarily within the insurance industry. Lastly, the fund's position in cash detracted.
•Not owning Sandisk, a strong-performing benchmark component was the biggest individual relative detractor, followed by stakes in Advanced Micro Devices (-12%) and Applied Materials (+10%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials. Picks in health care and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+79%), the fund's largest holding this period. A stake in Cisco Systems (+74%) helped as well. This period we decreased our position in the stock, though it was among the fund's largest holdings this period. A position in Boston Scientific (+6%) also contributed. This was a stake we established this period.
•Notable changes in positioning include increased exposure to the information technology and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 11, 2025 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,754 Russell 3000® Value Index $10,000 $12,579 Russell 3000® Index $10,000 $11,449 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222
Holdings Count | shares	122	122	122	122
Advisory Fees Paid, Amount	$ 15,838,323
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,165,737,222
Number of Holdings	122
Total Advisory Fee	$15,838,323
Portfolio Turnover	92%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.6 Health Care 15.1 Information Technology 14.7 Consumer Discretionary 12.5 Industrials 10.2 Consumer Staples 8.7 Energy 7.9 Communication Services 4.2 Materials 3.8 Utilities 1.6 Real Estate 0.8 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.3 United Kingdom 4.0 Canada 1.8 Taiwan 0.5 Switzerland 0.5 Ireland 0.5 Germany 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 United Kingdom - 4.0 Canada - 1.8 Taiwan - 0.5 Switzerland - 0.5 Ireland - 0.5 Germany - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.5 Microsoft Corp 5.4 Apple Inc 4.4 ExxonMobil Holdings Corp 3.4 Bank of America Corp 2.7 Merck & Co Inc 2.3 Travelers Companies Inc/The 2.1 Chubb Ltd 1.9 Keurig Dr Pepper Inc 1.9 Shell PLC ADR 1.9 33.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Value Fund merged into Fidelity® Value Discovery Fund on September 19, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Discovery Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Advisor Value Discovery Fund Class M
Trading Symbol	FVDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class MA	$ 100	1.00%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, sector positioning was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially an underweight in information technology, where a smaller-than-benchmark allocation to the semiconductors & semiconductor equipment industry hurt most. Stock picks and an overweight in consumer staples also hampered the fund's result, as did an overweight in financials, primarily within the insurance industry. Lastly, the fund's position in cash detracted.
•Not owning Sandisk, a strong-performing benchmark component was the biggest individual relative detractor, followed by stakes in Advanced Micro Devices (-12%) and Applied Materials (+10%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials. Picks in health care and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+79%), the fund's largest holding this period. A stake in Cisco Systems (+74%) helped as well. This period we decreased our position in the stock, though it was among the fund's largest holdings this period. A position in Boston Scientific (+6%) also contributed. This was a stake we established this period.
•Notable changes in positioning include increased exposure to the information technology and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 11, 2025 through July 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $12,005 Russell 3000® Value Index $10,000 $12,579 Russell 3000® Index $10,000 $11,449 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222
Holdings Count | shares	122	122	122	122
Advisory Fees Paid, Amount	$ 15,838,323
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,165,737,222
Number of Holdings	122
Total Advisory Fee	$15,838,323
Portfolio Turnover	92%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.6 Health Care 15.1 Information Technology 14.7 Consumer Discretionary 12.5 Industrials 10.2 Consumer Staples 8.7 Energy 7.9 Communication Services 4.2 Materials 3.8 Utilities 1.6 Real Estate 0.8 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.3 United Kingdom 4.0 Canada 1.8 Taiwan 0.5 Switzerland 0.5 Ireland 0.5 Germany 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 United Kingdom - 4.0 Canada - 1.8 Taiwan - 0.5 Switzerland - 0.5 Ireland - 0.5 Germany - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.5 Microsoft Corp 5.4 Apple Inc 4.4 ExxonMobil Holdings Corp 3.4 Bank of America Corp 2.7 Merck & Co Inc 2.3 Travelers Companies Inc/The 2.1 Chubb Ltd 1.9 Keurig Dr Pepper Inc 1.9 Shell PLC ADR 1.9 33.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Value Fund merged into Fidelity® Value Discovery Fund on September 19, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Discovery Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Advisor Value Discovery Fund Class C
Trading Symbol	FVDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CA	$ 149	1.50%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.50%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, sector positioning was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially an underweight in information technology, where a smaller-than-benchmark allocation to the semiconductors & semiconductor equipment industry hurt most. Stock picks and an overweight in consumer staples also hampered the fund's result, as did an overweight in financials, primarily within the insurance industry. Lastly, the fund's position in cash detracted.
•Not owning Sandisk, a strong-performing benchmark component was the biggest individual relative detractor, followed by stakes in Advanced Micro Devices (-12%) and Applied Materials (+10%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials. Picks in health care and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+79%), the fund's largest holding this period. A stake in Cisco Systems (+74%) helped as well. This period we decreased our position in the stock, though it was among the fund's largest holdings this period. A position in Boston Scientific (+6%) also contributed. This was a stake we established this period.
•Notable changes in positioning include increased exposure to the information technology and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 11, 2025 through July 31, 2026. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 $12,287 Russell 3000® Value Index $10,000 $12,579 Russell 3000® Index $10,000 $11,449 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222
Holdings Count | shares	122	122	122	122
Advisory Fees Paid, Amount	$ 15,838,323
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,165,737,222
Number of Holdings	122
Total Advisory Fee	$15,838,323
Portfolio Turnover	92%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.6 Health Care 15.1 Information Technology 14.7 Consumer Discretionary 12.5 Industrials 10.2 Consumer Staples 8.7 Energy 7.9 Communication Services 4.2 Materials 3.8 Utilities 1.6 Real Estate 0.8 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.3 United Kingdom 4.0 Canada 1.8 Taiwan 0.5 Switzerland 0.5 Ireland 0.5 Germany 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 United Kingdom - 4.0 Canada - 1.8 Taiwan - 0.5 Switzerland - 0.5 Ireland - 0.5 Germany - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.5 Microsoft Corp 5.4 Apple Inc 4.4 ExxonMobil Holdings Corp 3.4 Bank of America Corp 2.7 Merck & Co Inc 2.3 Travelers Companies Inc/The 2.1 Chubb Ltd 1.9 Keurig Dr Pepper Inc 1.9 Shell PLC ADR 1.9 33.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Value Fund merged into Fidelity® Value Discovery Fund on September 19, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Discovery Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Advisor Value Discovery Fund Class I
Trading Symbol	FVDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$ 50	0.50%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, sector positioning was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially an underweight in information technology, where a smaller-than-benchmark allocation to the semiconductors & semiconductor equipment industry hurt most. Stock picks and an overweight in consumer staples also hampered the fund's result, as did an overweight in financials, primarily within the insurance industry. Lastly, the fund's position in cash detracted.
•Not owning Sandisk, a strong-performing benchmark component was the biggest individual relative detractor, followed by stakes in Advanced Micro Devices (-12%) and Applied Materials (+10%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials. Picks in health care and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+79%), the fund's largest holding this period. A stake in Cisco Systems (+74%) helped as well. This period we decreased our position in the stock, though it was among the fund's largest holdings this period. A position in Boston Scientific (+6%) also contributed. This was a stake we established this period.
•Notable changes in positioning include increased exposure to the information technology and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 11, 2025 through July 31, 2026. Initial investment of $10,000. Class I $10,000 $12,496 Russell 3000® Value Index $10,000 $12,579 Russell 3000® Index $10,000 $11,449 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222
Holdings Count | shares	122	122	122	122
Advisory Fees Paid, Amount	$ 15,838,323
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,165,737,222
Number of Holdings	122
Total Advisory Fee	$15,838,323
Portfolio Turnover	92%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.6 Health Care 15.1 Information Technology 14.7 Consumer Discretionary 12.5 Industrials 10.2 Consumer Staples 8.7 Energy 7.9 Communication Services 4.2 Materials 3.8 Utilities 1.6 Real Estate 0.8 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.3 United Kingdom 4.0 Canada 1.8 Taiwan 0.5 Switzerland 0.5 Ireland 0.5 Germany 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 United Kingdom - 4.0 Canada - 1.8 Taiwan - 0.5 Switzerland - 0.5 Ireland - 0.5 Germany - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.5 Microsoft Corp 5.4 Apple Inc 4.4 ExxonMobil Holdings Corp 3.4 Bank of America Corp 2.7 Merck & Co Inc 2.3 Travelers Companies Inc/The 2.1 Chubb Ltd 1.9 Keurig Dr Pepper Inc 1.9 Shell PLC ADR 1.9 33.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Value Fund merged into Fidelity® Value Discovery Fund on September 19, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Value Discovery Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Advisor Value Discovery Fund Class Z
Trading Symbol	FVDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ZA	$ 39	0.39%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, sector positioning was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially an underweight in information technology, where a smaller-than-benchmark allocation to the semiconductors & semiconductor equipment industry hurt most. Stock picks and an overweight in consumer staples also hampered the fund's result, as did an overweight in financials, primarily within the insurance industry. Lastly, the fund's position in cash detracted.
•Not owning Sandisk, a strong-performing benchmark component was the biggest individual relative detractor, followed by stakes in Advanced Micro Devices (-12%) and Applied Materials (+10%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in financials. Picks in health care and communication services also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+79%), the fund's largest holding this period. A stake in Cisco Systems (+74%) helped as well. This period we decreased our position in the stock, though it was among the fund's largest holdings this period. A position in Boston Scientific (+6%) also contributed. This was a stake we established this period.
•Notable changes in positioning include increased exposure to the information technology and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 11, 2025 through July 31, 2026. Initial investment of $10,000. Class Z $10,000 $12,509 Russell 3000® Value Index $10,000 $12,579 Russell 3000® Index $10,000 $11,449 2025 2026
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222	$ 4,165,737,222
Holdings Count | shares	122	122	122	122
Advisory Fees Paid, Amount	$ 15,838,323
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$4,165,737,222
Number of Holdings	122
Total Advisory Fee	$15,838,323
Portfolio Turnover	92%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.6 Health Care 15.1 Information Technology 14.7 Consumer Discretionary 12.5 Industrials 10.2 Consumer Staples 8.7 Energy 7.9 Communication Services 4.2 Materials 3.8 Utilities 1.6 Real Estate 0.8 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.3 United Kingdom 4.0 Canada 1.8 Taiwan 0.5 Switzerland 0.5 Ireland 0.5 Germany 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.3 United Kingdom - 4.0 Canada - 1.8 Taiwan - 0.5 Switzerland - 0.5 Ireland - 0.5 Germany - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 7.5 Microsoft Corp 5.4 Apple Inc 4.4 ExxonMobil Holdings Corp 3.4 Bank of America Corp 2.7 Merck & Co Inc 2.3 Travelers Companies Inc/The 2.1 Chubb Ltd 1.9 Keurig Dr Pepper Inc 1.9 Shell PLC ADR 1.9 33.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Equity Value Fund merged into Fidelity® Value Discovery Fund on September 19, 2025.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 11, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec